Stockholders' Equity - Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price (in dollars per share)	$ 0.77
Risk-free interest rate (as a percent)	2.90%
Expected life of the options	6 years 3 months
Expected volatility (as a percent)	158.00%
Expected dividend yield (as a percent)	0.00%
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum (as a percent)	0.01%
Risk-free interest rate, maximum (as a percent)	1.02%
Expected dividend yield (as a percent)	0.00%
Warrant | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price (in dollars per share)	$ 0.62
Expected life of the options	1 year 6 months
Expected volatility (as a percent)	157.00%
Warrant | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price (in dollars per share)	$ 7.03
Expected life of the options	5 years
Expected volatility (as a percent)	347.00%